Client Name:
Client Project Name:	Citadel Securitization Flow Review_J10318
Start - End Dates:	06/15/2016-10/21/2025
Deal Loan Count:	176

Conditions Report 2.0

Loans in Report:	176
Loans with Conditions:	63

0 - Total Active Conditions

42 - Total Satisfied Conditions

30 - Credit Review Scope
4 - Category: Application
2 - Category: DTI
6 - Category: Income/Employment
4 - Category: Insurance
10 - Category: Legal Documents
1 - Category: LTV/CLTV
1 - Category: Terms/Guidelines
2 - Category: Title
2 - Property Valuations Review Scope
2 - Category: Appraisal
10 - Compliance Review Scope
2 - Category: Compliance Manual
1 - Category: Documentation
1 - Category: Right of Rescission
6 - Category: TILA/RESPA Integrated Disclosure
48 - Total Waived Conditions

39 - Credit Review Scope
1 - Category: Application
4 - Category: Assets
11 - Category: Credit/Mtg History
1 - Category: DTI
4 - Category: Income/Employment
2 - Category: Insurance
9 - Category: LTV/CLTV
6 - Category: Terms/Guidelines
1 - Category: Title
6 - Property Valuations Review Scope
6 - Category: Property
3 - Compliance Review Scope
1 - Category: Federal Consumer Protection
2 - Category: TILA/RESPA Integrated Disclosure

©2025 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.